Proposed Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Merger agreement, description	the Company entered into subscription agreements with investors (including investors related to or affiliated with the Sponsor and an investor related to or affiliated with existing FaZe stockholders) for an aggregate investment $118,000,000 (the “PIPE Investment”). The closing of the PIPE Investment is conditioned upon, among other things, (i) the satisfaction or waiver of all conditions precedent to the Business Combination and the substantially concurrent consummation of the Business Combination, (ii) the accuracy of all representations and warranties of the Company and the PIPE Investors in the subscription agreements, subject to certain bring-down standards, and (iii) the satisfaction of all covenants, agreements, and conditions required to be performed by the Company and the PIPE Investors pursuant to the subscription agreements. The subscription agreements provide for certain customary registration rights for the PIPE Investors. Affiliates of the Sponsor have subscribed to purchase 2,200,000 shares of Class A common stock at $10.00 per share in the PIPE Investment, for an aggregate purchase price of $22,000,000.	the Company entered into subscription agreements with investors (including investors related to or affiliated with the Sponsor and an investor related to or affiliated with existing FaZe stockholders) for an aggregate investment $118,000,000 (the “PIPE Investment”). The closing of the PIPE Investment is conditioned upon, among other things, (i) the satisfaction or waiver of all conditions precedent to the Business Combination and the substantially concurrent consummation of the Business Combination, (ii) the accuracy of all representations and warranties of the Company and the PIPE Investors in the Subscription Agreements, subject to certain bring-down standards, and (iii) the satisfaction of all covenants, agreements, and conditions required to be performed by the Company and the PIPE Investors pursuant to the Subscription Agreements. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors. Affiliates of the Sponsor have subscribed to purchase 2,200,000 shares of Class A common stock at $10.00 per share in the PIPE Investment, for an aggregate purchase price of $22,000,000.
Business combination, equity value	$ 987	$ 987
Issue to stockholders shares	67,023,763	67,023,763
Deemed per share price	$ 10	$ 10
Aggregate earnout consideration percentage	6.00%	6.00%
Vesting conditions term	5 years	5 years
Business combination, description	At the Effective Time, each outstanding share of FaZe common stock (including shares of FaZe common stock issued as a result of the Company Conversion) will be automatically converted into the right to receive such number of shares of New FaZe common stock of equal to the Exchange Ratio and such number of shares of New FaZe common stock equal to the Earn-Out Exchange Ratio (which earn-out shares are subject to forfeiture following the completion of the Business Combination if certain price-based vesting conditions are not met during the five-year period beginning on the date that is 90 days after the Closing and ending on the fifth anniversary of the Closing Date) (the “Per Share Merger Consideration”). The “Exchange Ratio” is the quotient obtained by dividing 65,000,000 shares by the fully-diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (excluding certain shares, as determined in accordance with the Merger Agreement). BRPM presently estimates that the Exchange Ratio will be approximately 2.30. The “Earn-Out Exchange Ratio” is the quotient obtained by dividing (x) 6% of the total number of shares of New FaZe common stock that are issued and outstanding as of immediately after the Closing by (y)the fully-diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (as determined in accordance with the Merger Agreement). BRPM presently estimates that the Earn-Out Exchange Ratio will be approximately 0.22, assuming no redemptions by Public Stockholders.	At the Effective Time, each outstanding share of FaZe common stock (including shares of FaZe common stock issued as a result of the Company Conversion) will be automatically converted into the right to receive such number of shares of New FaZe common stock of equal to the Exchange Ratio and such number of shares of New FaZe common stock equal to the Earn-Out Exchange Ratio (which earn-out shares are subject to forfeiture following the completion of the Business Combination if certain price-based vesting conditions are not met during the five-year period beginning on the date that is 90 days after the Closing and ending on the fifth anniversary of the Closing Date) (the “Per Share Merger Consideration”). The “Exchange Ratio” is the quotient obtained by dividing 65,000,000 shares by the fully-diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (excluding certain shares, as determined in accordance with the Merger Agreement). BRPM presently estimates that the Exchange Ratio will be approximately 2.30. The “Earn-Out Exchange Ratio” is the quotient obtained by dividing (x) 6% of the total number of shares of New FaZe common stock that are issued and outstanding as of immediately after the Closing by (y)the fully-diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (as determined in accordance with the Merger Agreement). BRPM presently estimates that the Earn-Out Exchange Ratio will be approximately 0.23, assuming no redemptions by Public Stockholders.
Options vested percentage	75.00%	75.00%
Options net share		1